U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.   Name and address of issuer:

          Rochester Fund Series - The Bond Fund for Growth
          350 Linden Oaks
          Rochester, New York 14625

2.   Name of each series or class of funds for which this notice is filed:

          The Bond Fund for Growth, Class C

3.   Investment Company Act File Number: 811-4576

          Securities Act File Number: 33-03076

4.   Last day of fiscal year for which this notice is filed:  12/31/96

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's
     24f-2 declaration:                                                    /  /

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction a.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: -0-

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: -0-

9.   Number and aggregate sale price of securities sold during the fiscal year:

          2,679,311           $38,154,738

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

          2,679,311           $38,154,738

11.  Number and aggregate sale price of securities issued during the fiscal year
     in  connection  with  dividend   reinvestment  plans,  if  applicable  (see
     Instruction B.7):

          91,900              $1,310,288

12.  Calculation of registration fee:

     (i)   Aggregate sale price of securities sold during
           the fiscal year in reliance on rule 24f-2
           (from Item 10):                                      $38,154,738
                                                                --------------
     (ii)  Aggregate price of shares issued in connection
           with dividend reinvestment plans (from Item 11,
           if applicable):                                      +$1,310,288
                                                                --------------
     (iii) Aggregate price of shares redeemed or repurchased
           during the fiscal year (if applicable):              -$1,230,963
                                                                ---------------
     (iv)  Aggregate price of shares redeemed or repurchased
           and previously applied as a reduction to filing
           fees pursuant to rule 24e-2 (if applicable):         +  -0-
                                                                ------------
     (v)   Net aggregate price of securities sold and issued
           during the fiscal year in reliance on rule 24f-2
           (line (i), plus line (ii), less line (iii), plus
           line (iv)) (if applicable):                          $38,234,063
                                                                ------------
     (vi)  Multiplier prescribed by Section 6(b) of the
           Securities Act of 1933 or other applicable law or
           regulation (see Instruction C.6):                    x 1/3300
                                                                ------------
     (vii) Fee due (line (i) or line (v) multiplied by
           line (vi)):                                          $11,586
                                                                ------------

Instruction: Issuers should complete line (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instructions C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rule of Informal and Other
     Procedures (17 CFR 202.3a).                                            /X/

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

          February 26, 1997; Fed Wire #4958


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                             Rochester Fund Series - The Bond Fund
                               for Growth


                                   /s/ Robert J. Bishop

                             By:______________________________________
                                Robert J. Bishop, Assistant Treasurer

Date: 2/27/97


cc: Robert Zutz
       Kirkpatrick & Lockhart LLP
    Katherine Feld
    Gloria LaFond


sec\345c24f

                           KIRKPATRICK & LOCKHART LLP
                        1800 MASSACHUSETTS AVENUE, N.W.
                                   2ND FLOOR
                          WASHINGTON, D.C. 20036-1800
                            TELEPHONE (202) 778-9000
                            FACSIMILE (202) 778-9100

ROBERT J. ZUTZ
(202) 778-9059


                                February 24, 1997



Rochester Fund Series
  The Bond Fund For Growth - Class C Shares
350 Linden Oaks
Rochester, New York  14625

                            Re:   Rule 24f-2 Notice

Ladies and Gentlemen:

         Rochester Fund Series (the "Trust") is a trust organized under the laws of the Commonwealth of Massachusetts. We understand that the Trust, on behalf of the Class C Shares of The Bond Fund For Growth ("Fund"), is about to file a Rule 24f-2 Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, ("1940 Act") for the purpose of making definite the number of Class C Shares that it has registered under the Securities Act of 1933, as amended ("1933 Act"), and that it sold during its fiscal year ended December 31, 1996.

         We have, as counsel, participated in various business and other matters relating to the Trust. We have examined copies, either certified or otherwise proved to be genuine, of its Declaration of Trust and By-Laws, as now in effect, and certain other documents relating to its organization and operation, and we generally are familiar with its business affairs. Based on the foregoing, it is our opinion that the Class C Shares sold by the Fund during the fiscal year ended December 31, 1996, the registration of which will be made definite by the filing of a Rule 24f-2 Notice, were legally issued, fully paid and nonassessable.

         We express no opinion as to compliance with the 1933 Act, the 1940 Act, or applicable state securities laws in connection with the sale of the Fund's Class C Shares.

         The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. The Amended and Restated Declaration of Trust states that creditors of, contractors with and claimants against the Trust shall look only to the assets

Rochester Fund Series
February 24, 1997
Page 2

of the Trust for payment. It also requires that notice of such disclaimer be given in each contract or instrument made or issued by the officers or the Trustees of the Trust on behalf of the Trust. The Declaration of Trust further provides: (i) for indemnification from Trust assets for all loss and expense of any shareholder held personally liable for the obligations of the Trust by virtue of ownership of Shares of the Trust; and (ii) for the Trust to assume the defense of any claim against the shareholder for any act or obligation of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations.

         We hereby consent to this opinion accompanying the Rule 24f-2 Notice that you are about to file with the Securities and Exchange Commission. We also consent to the reference to our firm in the prospectus filed as part of the Trust's registration statement.

                                 Very truly yours,

                                 KIRKPATRICK & LOCKHART LLP


                                        /s/ Robert J. Zutz
                                 By ____________________________
                                     Robert J. Zutz